Derivative Financial Instruments and Hedge Accounting_Gains And Losses From Hedging Instruments(Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Gains And Losses From Hedging Instruments And Hedged Items Attributable To The Hedged [Abstract]
Tax effect	₩ 10,292	₩ (8,186)	₩ 2,265
Fair value hedge
Gains And Losses From Hedging Instruments And Hedged Items Attributable To The Hedged [Abstract]
Hedge ineffectiveness recognized in profit or loss	(19,508)
Gains(losses) on hedging instruments	(160,416)	93,112	(88,999)
Gains(losses) on the hedged items attributable to the hedged risk	135,556	(56,461)	91,167
Total	(24,860)	36,651	2,168
Interest rate
Gains And Losses From Hedging Instruments And Hedged Items Attributable To The Hedged [Abstract]
Hedge ineffectiveness recognized in profit or loss	1,186
Currency
Gains And Losses From Hedging Instruments And Hedged Items Attributable To The Hedged [Abstract]
Hedge ineffectiveness recognized in profit or loss	(20,694)
Cash Flow Hedges [Member]
Gains And Losses From Hedging Instruments And Hedged Items Attributable To The Hedged [Abstract]
Gains(losses) on hedging instruments	(23,022)	(112,513)	16,759
Gains(losses) on effectiveness (amount recognized in other comprehensive income)	(24,672)	(100,949)	16,238
Gains(losses) on ineffectiveness (amount recognized in profit or loss)	1,650	(11,564)	521
Amount reclassified from equity to profit or loss	15,234	126,239	(10,447)
Tax effect	400	(4,331)	(1,488)
OCI after tax	(9,038)	20,959	4,303
Hedges Of Net Investment In Foreign Operations Member [Member]
Gains And Losses From Hedging Instruments And Hedged Items Attributable To The Hedged [Abstract]
Gains(losses) on hedging instruments	(25,096)	35,929	(9,360)
Effective portion of gains(losses) on hedges of net investments in foreign operations (amount recognized in other comprehensive income)	(25,096)	34,800	(9,360)
Ineffective portion of gains(losses) on hedges of net investments in foreign operations (amount recognized in profit or loss)	0	1,129	0
Amount reclassified from equity to profit or loss	(12,330)	0	0
Tax effect	10,292	(8,186)	2,265
Amount recognized in other comprehensive income, net of tax	₩ (27,134)	₩ 26,614	₩ (7,095)